Expense Example - Tandem Fund - No-Load Shares	Nov. 17, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	$ 1,151